Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity (Deficit)	Stockholders’ Equity
Class A and Class B Common Stock
The Company’s Board of Directors has authorized two classes of common stock, Class A and Class B. As of March 31, 2021, the Company had authorized 715,000,000 and 121,000,000 shares of Class A and Class B common stock. As of March 31, 2021, the Company had 234,575,992 and 105,118,203 shares of Class A and Class B common stock issued and outstanding, respectively.
Public and Private Warrants
As of December 31, 2020, the Company had 13,333,309 Public Warrants and 6,666,666 Private Warrants outstanding. On February 3, 2021, the Company announced that holders of its 13,333,309 outstanding public warrants to purchase shares of its Class A common stock (the “Public Warrants”), will have until March 5, 2021 to exercise their Public Warrants. The Public Warrants were exercisable for an aggregate of 13,333,309 shares of Class A common stock at a price of $11.50 per share. On March 10, 2021, the Company changed the previously announced redemption date of March 5, 2021 to a new redemption date of March 16, 2021 for the redemption of its outstanding Public Warrants. As of March 16, 2021, 3,589,645 Private Warrants and 13,128,671 Public Warrants were exercised, and the Company received $153.9 million in cash proceeds from the exercise of these warrants. Pursuant to the terms of the agreements governing the rights of the holders of the Public Warrants, the Company redeemed the remaining unexercised and outstanding 204,638 Public Warrants after March 16, 2021 for a redemption price of $0.01 per Public Warrant. The Company had 3,077,021 Private Warrants and no Public Warrants, outstanding as of March 31, 2021.
Stockholders’ Equity (Deficit)
Class A and Class B Common Stock
The Company’s Board of Directors has authorized two classes of common stock, Class A and Class B. As of December 31, 2020, the Company had authorized 715,000,000 and 121,000,000 shares of Class A and Class B common stock. As of December 31, 2020, the Company had 218,818,037 and 105,118,203 shares of Class A and Class B common stock issued and outstanding, respectively. Holders of the Class A and Class B common stock have identical rights, except that holders of the Class A common stock are entitled to one vote per share and holders of the Class B common stock are entitled to ten votes per share. Shares of Class B common stock can be converted to shares of Class A common stock at any time at the option of the stockholder and automatically convert upon sale or transfer, except for certain transfers specified in our amended and restated certificate of incorporation.
In connection with the merger with Gores, the Company’s Chief Executive Officer exchanged 22,935,412 shares of Founders Preferred Stock and 82,182,791 shares of Class A common stock, which were entitled to one vote per share, into the same number of shares of Class B common stock, which are entitled to ten (10) votes per share. The Company recorded the incremental value of $3.0 million associated with this transaction as stock-based compensation in general and administrative expenses.
Treasury Stock
As of December 31, 2020, and 2019, the Company had 0 and 4,958,471 shares of treasury stock outstanding, respectively.
Founders Preferred Stock
26,206,837 shares of Founders Preferred Stock were issued in 2015. The compensation expense associated with the Founders Preferred Stock was immaterial to the financial statements. The Founders Preferred Stock was substantively the same as common stock, as they share identical rights and features. The Founders Preferred Stock was convertible into common stock on a one-to-one basis at any time. The Founders Preferred Stock is presented as a component of the Company’s permanent equity. Upon closing of the Business Combination, Founders Preferred Stock was converted into shares of Class A and Class B common stock.